Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments And Contingencies Disclosure [Abstract]
Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments
The contractual obligations of the Company, including purchase commitments under non-cancelable
arrangements as of December 31, 2021, 2022, 2023 and

2024, are summarized below. The Company does not participate in, or secure financing for, any unconsolidated limited purpose entities.

	Payments due by period
As of December 31,2021	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(in thousands of U.S. dollars)
Contractual Obligations
Capital commitments	$158,246	$40,421	$27,987	$62,041	$27,797

	Payments due by period
As of December 31,2022	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(in thousands of U.S. dollars)
Contractual Obligations
Capital commitments	$112,044	$17,202	$18,725	$65,755	$10,362

	Payments due by period
As of December 31,2023	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(in thousands of U.S. dollars)
Contractual Obligations
Capital commitments	$103,468	$10,275	$65,008	$19,465	$8,720

	Payments due by period
As of December 31,2024	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(in thousands of U.S. dollars)
Contractual Obligations
Capital commitments	$93,408	$10,152	$71,736	$11,520	$—